Outstanding Debt - Summary of Various Notes Issued (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 06, 2019
Debt Instrument [Line Items]
Interest rate			8.00%
Principal	$ 10.5	$ 4.5	$ 2.0
Unamortized discount	(0.2)	(2.5)
Carrying value	$ 10.3	$ 2.0
December 4, 2018 [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 04, 2018	Dec. 04, 2018
Interest rate		8.00%
Conversion price		$ 1.75
Principal		$ 1.7
Carrying value		$ 1.7
March 1, 2019 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 01, 2019	Mar. 01, 2019
Interest rate		8.00%
Conversion price		$ 1.75
Principal		$ 0.6
Unamortized discount		(0.5)
Carrying value		$ 0.1
March 21, 2019 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 21, 2019	Mar. 21, 2019
Interest rate		8.00%
Conversion price		$ 1.75
Principal		$ 0.4
Unamortized discount		(0.2)
Carrying value		$ 0.2
December 4, 2019 [Member]
Debt Instrument [Line Items]
Maturity date	Dec. 04, 2019	Dec. 04, 2019
Interest rate		8.00%
Conversion price		$ 1.75
Principal		$ 0.9
Unamortized discount		$ (0.9)
March 1, 2020 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 01, 2020	Mar. 01, 2020
Interest rate		8.00%
Conversion price		$ 1.75
Principal		$ 0.8
Unamortized discount		$ (0.8)
March 21, 2020 [Member]
Debt Instrument [Line Items]
Maturity date	Mar. 21, 2020	Mar. 21, 2020
Interest rate		8.00%
Conversion price		$ 1.75
Principal		$ 0.1
Unamortized discount		$ (0.1)
Short Term Convertible Notes Payable [Member] | 8.0% 2018 Notes [Member]
Debt Instrument [Line Items]
Interest rate	18.00%
Conversion price	$ 1.75
Principal	$ 0.6
Unamortized discount	(0.1)
Carrying value	0.5
Short Term Notes Payable [Member]
Debt Instrument [Line Items]
Principal	9.9
Unamortized discount	(0.1)
Carrying value	$ 9.8
Short Term Notes Payable [Member] | 8.0% 2018 Notes [Member]
Debt Instrument [Line Items]
Interest rate	18.00%
Principal	$ 5.0
Unamortized discount	(0.1)
Carrying value	$ 4.9
Short Term Notes Payable [Member] | 8.0% 2019 Notes [Member]
Debt Instrument [Line Items]
Interest rate	8.00%
Principal	$ 4.9
Carrying value	$ 4.9